Eaton Vance

Virginia Municipal Income Fund

May 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.7%
Virginia Resources Authority, Infrastructure Revenue, (Pooled Financing Program), 4.00%, 11/1/32	$1,000	$1,157,690

		$1,157,690

Education — 3.4%
Salem Economic Development Authority, (Roanoke College), 4.00%, 4/1/38	$525	$527,573
Salem Economic Development Authority, (Roanoke College), 4.00%, 4/1/40	200	199,566
University of Virginia, 5.00%, 4/1/38	1,320	1,628,616

		$2,355,755

Escrowed/Prerefunded — 7.4%
Harrisonburg Industrial Development Authority, (Sunnyside Presbyterian Home), Prerefunded to 12/1/23, 6.25%, 12/1/33	$750	$899,033
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/30	645	717,524
Norfolk, Prerefunded to 8/1/23, 5.00%, 8/1/28	750	862,965
Smyth County Industrial Development Authority, (Mountain States Health Alliance), Prerefunded to 7/1/20, 5.50%, 7/1/28	1,100	1,104,664
Virginia Port Authority, (AMT), Prerefunded to 7/1/25, 5.00%, 7/1/33	1,250	1,526,912

		$5,111,098

General Obligations — 16.5%
Alexandria, 5.00%, 7/1/28	$1,000	$1,300,380
Arlington County, 5.00%, 8/15/32	1,000	1,256,720
Chesterfield County, 5.00%, 1/1/32	1,500	1,999,620
Culpeper, 5.00%, 8/1/25	1,350	1,659,082
Newport News, 5.00%, 8/1/28	1,000	1,255,370
Virginia, 5.00%, 6/1/31	2,000	2,093,120
Virginia Beach, 4.00%, 7/15/32	1,500	1,870,080

		$11,434,372

Hospital — 19.2%
Arlington County Industrial Development Authority, (Virginia Hospital Center), 4.00%, 7/1/39	$1,200	$1,319,412
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(1)	5,000	5,374,350
Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,145,790
Norfolk Economic Development Authority, (Sentara Healthcare), 5.00% to 11/1/28 (Put Date), 11/1/48	750	965,190
Roanoke Economic Development Authority, (Carilion Clinic Obligated Group), 4.00%, 7/1/38	1,550	1,810,276
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	1,000	1,096,020
Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/39	1,000	1,118,420

Security	Principal Amount (000’s omitted)	Value
Winchester Economic Development Authority, (Valley Health System), 5.00%, 1/1/28	$450	$503,662

		$13,333,120

Industrial Development Revenue — 4.5%
King George County Industrial Development Authority, (Waste Management Inc.), (AMT), 2.50%, 6/1/23	$2,000	$2,041,840
Louisa Industrial Development Authority, (Virginia Electric and Power Co.), 1.90% to 6/1/23 (Put Date), 11/1/35	1,000	1,030,670
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(2)	60	60,680

		$3,133,190

Insured-Education — 4.1%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,155	$2,878,821

		$2,878,821

Insured-Electric Utilities — 1.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$1,003,110

		$1,003,110

Insured-Escrowed/Prerefunded — 0.6%
Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), Escrowed to Maturity, 6.25%, 8/15/20	$410	$414,941

		$414,941

Insured-Transportation — 11.3%
Chesapeake Bay Bridge and Tunnel District, (General Resolution), (NPFG), Escrowed to Maturity, 5.50%, 7/1/25	$2,500	$2,964,825
Norfolk Airport Authority, (AGM), 5.00%, 7/1/26	1,000	1,040,410
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,761,216
Richmond Metropolitan Authority, (NPFG), 5.25%, 7/15/22	1,810	1,898,346
Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	200	192,152

		$7,856,949

Lease Revenue/Certificates of Participation — 0.9%
Virginia Public Building Authority, (AMT), 5.00%, 8/1/26	$500	$635,280

		$635,280

Other Revenue — 1.4%
Loudoun County Economic Development Authority, (Howard Hughes Medical Institute), 0.00%, 7/1/49	$2,500	$1,006,850

		$1,006,850

Senior Living/Life Care — 4.9%
Albemarle County Economic Development Authority, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$150	$136,012
Alexandria Industrial Development Authority, (Goodwin House, Inc.), 5.00%, 10/1/30	750	785,280
Hanover County Economic Development Authority, (Covenant Woods), 5.00%, 7/1/48	235	215,770
Norfolk Redevelopment and Housing Authority, (Fort Norfolk Retirement Community, Inc. — Harbor’s Edge), 5.00%, 1/1/34	1,000	1,006,230

Security	Principal Amount (000’s omitted)	Value
Virginia Beach Development Authority, (Westminster-Canterbury on Chesapeake Bay), 5.00%, 9/1/34	$1,150	$1,225,877

		$3,369,169

Special Tax Revenue — 0.8%
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/24	$9	$7,926
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/27	17	13,428
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/29	17	12,318
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/31	22	14,481
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/33	24	14,411
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/46	231	59,975
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/51	188	35,664
Puerto Rico Sales Tax Financing Corp., 4.33%, 7/1/40	92	88,550
Puerto Rico Sales Tax Financing Corp., 4.50%, 7/1/34	18	18,207
Puerto Rico Sales Tax Financing Corp., 4.54%, 7/1/53	3	2,822
Puerto Rico Sales Tax Financing Corp., 4.55%, 7/1/40	9	8,921
Puerto Rico Sales Tax Financing Corp., 4.75%, 7/1/53	66	64,384
Puerto Rico Sales Tax Financing Corp., 4.78%, 7/1/58	37	35,950
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	167	167,544

		$544,581

Transportation — 10.5%
Metropolitan Washington, DC Airports Authority System, (AMT), 4.00%, 10/1/35	$500	$538,295
Metropolitan Washington, DC Airports Authority System, (AMT), 5.00%, 10/1/37	1,295	1,512,703
Metropolitan Washington, DC Airports Authority System, (AMT), 5.00%, 10/1/42	990	1,144,004
Norfolk Airport Authority, 5.00%, 7/1/37	1,000	1,162,510
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/47	500	525,820
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/29	1,000	1,239,020
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/37	1,000	1,183,590

		$7,305,942

Water and Sewer — 13.9%
Fairfax County Water Authority, 5.25%, 4/1/27	$1,795	$2,350,535
Fairfax County, Sewer Revenue, 4.00%, 7/15/37	1,000	1,157,130
Henrico County, Water and Sewer System Revenue, 4.00%, 5/1/31	1,500	1,866,915
Henrico County, Water and Sewer System Revenue, 5.00%, 5/1/28	1,000	1,257,360
Newport News, Water Revenue, 5.00%, 7/15/33	1,000	1,236,940
Virginia Beach, Water and Sewer System Revenue, 5.00%, 10/1/26	1,375	1,753,620

		$9,622,500

Total Tax-Exempt Investments — 102.5% (identified cost $66,362,546)		$71,163,368

Other Assets, Less Liabilities — (2.5)%		$(1,708,416)

Net Assets — 100.0%		$69,454,952

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2020, 17.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 13.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2020, the aggregate value of these securities is $60,680 or 0.1% of the Fund’s net assets.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at May 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$71,163,368	$—	$71,163,368
Total Investments	$—	$71,163,368	$—	$71,163,368

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.